UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09116

Van Wagoner Funds, Inc.
(Exact name of registrant as specified in charter)

3 Embarcadero Center, Suite 1120 San Francisco, CA			94111
(Address of principal executive offices)			(Zip code)

Susan Freund 3 Embarcadero Center, Suite 1120 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		415-835-5000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report

June 30, 2008
(Unaudited)

Small-Cap Growth Fund

Growth Opportunities Fund

Emerging Growth Fund

Post-Venture Fund

Technology Fund

Mid-Cap Growth Fund

This report is submitted for the general information of shareholders of Van Wagoner Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds. The Prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.

Van Wagoner Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

Van Wagoner Funds Semi-Annual Report

Dear Van Wagoner Funds Shareholder:

As you know, this has been a very turbulent period in the stock markets. For the first half of the year, the Small-Cap Growth, Emerging Growth and Growth Opportunities Funds did not beat their benchmarks. The Emerging Growth Fund and Growth Opportunities Fund declined 25.9% and 26.9%, respectively, versus a negative return of 13.6% for the NASDAQ Composite Index. The Small Cap Growth Fund fell 26.8% versus a negative return of 10.0% for the Russell 2000 Growth Index. The relative underperformance was the result of a very weak start for technology through mid-March, with a rebound through mid-June.

The Post-Venture Fund, Technology Fund and Mid-Cap Growth Fund continue to be overseen by the Funds' officers and Board of Directors, and remain invested in high quality short-term money market funds or instruments, pending shareholder approval of new advisory arrangements for these Funds (as discussed below).

Historically, some of our Funds have had periods in which shareholders received exceptional returns, but in recent years we have not been able to generate the returns we would have desired. Since last year, Van Wagoner Capital Management (VWCM), the Small-Cap Growth, Emerging Growth and Growth Opportunities Funds' adviser, and the Board of Directors have been working on a plan to improve investment performance and reduce expenses of all of the Funds.

You may already have received, or shortly will be receiving, proxy materials that outline in detail the changes that the Board of Directors is proposing. An important element of the Board's plan is to broaden the Funds' investment strategies. The Board has approved new advisory and sub-advisory agreements that will implement this plan. However, this plan will not take place without your approval.

As part of the plan, the Board has selected Husic Capital Management as the potential new sub-adviser for four of the Funds. Husic is an institutional money management firm with extensive experience in investing in small-, mid-, large- and all-cap portfolios and has a strong performance record for private accounts with substantially similar objectives, policies, strategies and risks to those it would employ managing the Small-Cap Growth Fund, Emerging Growth Fund, Post-Venture Fund and Technology Fund. The new plan provides that VWCM would serve as the investment adviser for the Mid-Cap Growth Fund and it would operate as a "fund of funds" by investing primarily in shares of other investment companies. Finally, as part of the plan the Growth Opportunities Fund would, if approved by its shareholders, reorganize into the Emerging Growth Fund and, as part of that Fund, have VWCM as its investment adviser and Husic as its sub-adviser.

Three of the Funds, the Post-Venture, Technology and Mid-Cap Growth Fund, were in the process of liquidation and thus have invested all of their assets in money market funds or instruments. These Funds previously had been closed to new investors, but were reopened in April of this year in anticipation of the proposed changes. If the new advisory agreements are approved by shareholders, these Funds would have access to active investment management. However, until the time that the shareholders approve new advisory arrangements, these Funds will not be able to achieve their investment objectives.

More detailed information about Husic and the Funds' proposed strategies (if new advisory arrangements are approved) is contained in the proxy materials you will receive. You should also note that the Funds' names would change as part

Van Wagoner Funds Semi-Annual Report

vanwagoner.com

Van Wagoner Funds Semi-Annual Report

of the plan, as noted in the proxy materials. We look forward to the upcoming months and we hope that you share our enthusiasm about the new direction that is being proposed for the Funds.

Sincerely,

Garrett R. Van Wagoner
Portfolio Manager
Van Wagoner Capital Management, Inc.

Susan Freund
President
Van Wagoner Funds

1-800-228-2121

Van Wagoner Funds Portfolio Holdings Summary

Sector Weightings (Unaudited)

As of June 30, 2008, the Van Wagoner Funds' portfolios were invested in the following sectors:

Small-Cap Growth Fund
Common Stocks
Information Technology	97.44%
Industrials	1.36
Short-Term Investments	1.20
Total	100.00%
Post-Venture Fund
Short-Term Investments	100.00%
Total	100.00%

Growth Opportunities Fund
Common Stocks
Information Technology	93.02%
Industrials	1.37
Short-Term Investments	5.61
Total	100.00%
Technology Fund
Short-Term Investments	100.00%
Total	100.00%

Emerging Growth Fund
Common Stocks
Information Technology	98.45%
Industrials	1.36
Short-Term Investments	0.19
Total	100.00%
Mid-Cap Growth Fund
Short-Term Investments	100.00%
Total	100.00%

As a percentage of total investments as of June 30, 2008. Holdings are subject to change.

Van Wagoner Funds Portfolio Holdings Summary

vanwagoner.com

Van Wagoner Funds Expense Example (Unaudited)

We believe it is important for shareholders to have a clear understanding of Fund expenses and the impact they can have on investment return. The following example is presented to illustrate a shareholder's cost of owning the Van Wagoner Funds.

Example

As a shareholder of the Van Wagoner Funds, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. The Funds currently do not charge any transaction costs, such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; or exchange fees, although accounts with a balance of less than $2,500 ($1,000 for IRAs and UGMA/UTMA accounts) are subject to a $24 account servicing fee. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses

The table below for each Fund provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expense Paid During Period* 1/1/2008- 6/30/2008	Expense Ratio During Period 1/1/2008- 6/30/2008
Small-Cap Growth Fund	$1,000.00	$732.00	$34.11	7.92%
Growth Opportunities Fund	$1,000.00	$730.70	$44.19	10.27%
Emerging Growth Fund	$1,000.00	$740.60	$31.68	7.32%
Post-Venture Fund	$1,000.00	$992.80	$21.90	4.42%
Technology Fund	$1,000.00	$995.50	$22.28	4.49%
Mid-Cap Growth Fund	$1,000.00	$996.30	$22.34	4.50%

1-800-228-2121

Hypothetical Example For Comparison Purposes

The table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only in each of the Funds. Therefore, the table below for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expense Paid During Period* 1/1/2008- 6/30/2008	Expense Ratio During Period 1/1/2008- 6/30/2008
Small-Cap Growth Fund	$1,000.00	$985.50	$39.10	7.92%
Growth Opportunities Fund	$1,000.00	$973.79	$50.40	10.27%
Emerging Growth Fund	$1,000.00	$988.46	$36.19	7.32%
Post-Venture Fund	$1,000.00	$1,002.86	$22.01	4.42%
Technology Fund	$1,000.00	$1,002.56	$22.36	4.49%
Mid-Cap Growth Fund	$1,000.00	$1,002.47	$22.40	4.50%

*Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The tables above do not include the $24 annual account servicing fee applicable to accounts with a balance of less than $2,500 ($1,000 for IRAs and UGMA/UTMA accounts). This fee is charged quarterly in equal installments. If these fees apply to your account, you would have been subject to a charge of $12 during the period, and you should add $12 to the number appearing under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid during the period or to make comparisons with other funds.

Van Wagoner Funds Expense Example

vanwagoner.com

Van Wagoner Funds Schedule of Investments

Van Wagoner Small-Cap Growth Fund June 30, 2008 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS 99.07%
	Computers - Integrated Systems 2.67%
28,000	Brocade Communications Systems, Inc.*	$230,720
	Computers & Peripherals 16.67%
60,800	3PAR, Inc.*	476,672
17,000	Data Domain, Inc.*	396,610
36,900	Netezza Corp.*	423,612
13,750	STEC, Inc.*	141,213
		1,438,107
	Electronic Components - Integrated Circuits 10.40%
52,500	ANADIGICS, Inc.*	517,125
21,500	Marvell Technology Group Ltd.*	379,690
		896,815
	Electronic Components - Semiconductor 20.05%
16,000	Applied Micro Circuits Corp.*	136,960
100,000	Bookham, Inc.*	169,000
17,500	Cavium Networks, Inc.*	367,500
11,000	NetLogic Microsystems, Inc.*	365,200
32,500	PLX Technology, Inc.*	247,975
40,500	PMC - Sierra, Inc.*	309,825
9,250	Silicon Motion Technology Corp. ADR*	133,663
		1,730,123
	Internet Software & Services 24.03%
41,500	AsiaInfo Holdings, Inc.*	490,530
450	Baidu.com ADR*	140,832
2,250	Equinix, Inc.*	200,745
5,250	F5 Networks, Inc.*	149,205
22,250	GigaMedia Ltd.*	265,442
9,000	MercadoLibre, Inc.*	310,410
14,500	Omniture, Inc.*	269,265
3,500	Sohu.com, Inc.*	246,540
		2,072,969
	Networking Products 3.13%
21,500	Starent Networks Corp.*	270,470

Number of Shares		Market Value
	Retail - Miscellaneous/ Diversified 1.36%
3,750	Titan Machinery, Inc.*	$117,450
	Software & Services 8.43%
27,500	CommVault Systems, Inc.*	457,600
5,000	VMware, Inc. - Class A*	269,300
		726,900
	Semiconductor & Semiconductor Equipment 3.42%
16,000	FormFactor, Inc.*	294,880
	Telecommunication Equipment 3.41%
8,500	ADC Telecommunications, Inc.*	125,545
20,000	Arris Group, Inc.*	169,000
		294,545
	Wireless Equipment 5.50%
30,250	Ceragon Networks Ltd.*	234,135
14,500	Novatel Wireless, Inc.*	161,385
18,500	Powerwave Technologies, Inc.*	78,625
		474,145
	Total Common Stocks (Cost $8,424,678)	8,547,124
SHORT-TERM INVESTMENT 1.20%
	PNC Bank Money Market Account, 1.49%	103,689
	Total Short-Term Investment (Cost $103,689)	103,689
	Total Investments 100.27% (Cost $8,528,367)	8,650,813
	Liabilities in Excess of Other Assets (0.27)%	(23,609)
	NET ASSETS 100.00%	$8,627,204

*  Non-income producing.

ADR  American Depository Receipt

See notes to financial statements.

1-800-228-2121

Van Wagoner Funds Schedule of Investments

Van Wagoner Growth Opportunities Fund June 30, 2008 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS 97.91%
	Computers - Integrated Systems 2.71%
17,700	Brocade Communications Systems, Inc.*	$145,848
	Computers & Peripherals 18.67%
850	Apple, Inc.*	142,324
36,400	3PAR, Inc.*	285,376
10,150	Data Domain, Inc.*	236,799
22,000	Netezza Corp.*	252,560
8,600	STEC, Inc.*	88,322
		1,005,381
	Electronic Components - Integrated Circuits 10.29%
32,500	ANADIGICS, Inc.*	320,125
13,250	Marvell Technology Group Ltd.*	233,995
		554,120
	Electronic Components - Semiconductor 15.15%
200	Altera Corp.	4,140
9,600	Applied Micro Circuits Corp.*	82,176
10,800	Cavium Networks, Inc.*	226,800
6,900	NetLogic Microsystems, Inc.*	229,080
25,100	PMC - Sierra, Inc.*	192,015
5,650	Silicon Motion Technology Corp. ADR*	81,643
		815,854
	Internet Software & Services 23.58%
25,900	AsiaInfo Holdings, Inc.*	306,138
250	Baidu.com ADR*	78,240
1,450	Equinix, Inc.*	129,369
3,200	F5 Networks, Inc.*	90,944
13,800	GigaMedia Ltd.*	164,634
5,650	MercadoLibre, Inc.*	194,869
8,500	Omniture, Inc.*	157,845
2,100	Sohu.com, Inc.*	147,924
		1,269,963
	Networking Products 3.15%
13,500	Starent Networks Corp.*	169,830

Number of Shares		Market Value
	Retail - Miscellaneous/ Diversified 1.43%
2,450	Titan Machinery, Inc.*	$76,734
	Software & Services 7.95%
16,000	CommVault Systems, Inc.*	266,240
3,000	VMware, Inc. - Class A*	161,580
		427,820
	Semiconductor & Semiconductor Equipment 3.41%
9,950	FormFactor, Inc.*	183,378
	Telecommunication Equipment 3.53%
5,450	ADC Telecommunications, Inc.*	80,496
13,000	Arris Group, Inc.*	109,850
		190,346
	Wireless Equipment 8.04%
18,800	Ceragon Networks Ltd.*	145,512
8,750	Novatel Wireless, Inc.*	97,388
11,300	Powerwave Technologies, Inc.*	48,025
3,200	QUALCOMM, Inc.	141,984
		432,909
	Total Common Stocks (Cost $5,014,790)	5,272,183
SHORT-TERM INVESTMENT 5.82%
	PNC Bank Money Market Account, 1.49%	313,340
	Total Short-Term Investment (Cost $313,340)	313,340
	Total Investments 103.73% (Cost $5,328,130)	5,585,523
	Liabilities in Excess of Other Assets (3.73)%	(200,657)
	NET ASSETS 100.00%	$5,384,866

*  Non-income producing.

ADR  American Depository Receipt

Van Wagoner Funds Schedule of Investments

See notes to financial statements.

vanwagoner.com

Van Wagoner Funds Schedule of Investments

Van Wagoner Emerging Growth Fund June 30, 2008 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS 99.68%
	Computers - Integrated Systems 2.75%
50,000	Brocade Communications Systems, Inc.*	$412,000
	Computers & Peripherals 19.45%
2,500	Apple, Inc.*	418,600
106,800	3PAR, Inc.*	837,312
30,000	Data Domain, Inc.*	699,900
62,500	Netezza Corp.*	717,500
23,000	STEC, Inc.*	236,210
		2,909,522
	Electronic Components - Integrated Circuits 10.36%
90,000	ANADIGICS, Inc.*	886,500
37,500	Marvell Technology Group Ltd.*	662,250
		1,548,750
	Electronic Components - Semiconductor 15.11%
27,500	Applied Micro Circuits Corp.*	235,400
30,000	Cavium Networks, Inc.*	630,000
19,250	NetLogic Microsystems, Inc.*	639,100
70,000	PMC - Sierra, Inc.*	535,500
15,250	Silicon Motion Technology Corp. ADR*	220,363
		2,260,363
	Internet Software & Services 24.23%
71,500	AsiaInfo Holdings, Inc.*	845,130
850	Baidu.com ADR*	266,016
4,000	Equinix, Inc.*	356,880
9,500	F5 Networks, Inc.*	269,990
37,500	GigaMedia Ltd.*	447,375
15,500	MercadoLibre, Inc.*	534,595
25,000	Omniture, Inc.*	464,250
6,250	Sohu.com, Inc.*	440,250
		3,624,486
	Networking Products 3.15%
37,500	Starent Networks Corp.*	471,750

Number of Shares		Market Value
	Retail - Miscellaneous/ Diversified 1.36%
6,500	Titan Machinery, Inc.*	$203,580
	Software & Services 8.35%
47,500	CommVault Systems, Inc.*	790,400
8,500	VMware, Inc. - Class A*	457,810
		1,248,210
	Semiconductor & Semiconductor Equipment 3.39%
27,500	FormFactor, Inc.*	506,825
	Telecommunication Equipment 3.46%
15,000	ADC Telecommunications, Inc.*	221,550
35,000	Arris Group, Inc.*	295,750
		517,300
	Wireless Equipment 8.07%
52,500	Ceragon Networks Ltd.*	406,350
25,000	Novatel Wireless, Inc.*	278,250
31,500	Powerwave Technologies, Inc.*	133,875
8,750	QUALCOMM, Inc.	388,237
		1,206,712
	Total Common Stocks (Cost $13,883,871)	14,909,498
SHORT-TERM INVESTMENT 0.19%
	PNC Bank Money Market Account, 1.49%	27,986
	Total Short-Term Investment (Cost $27,986)	27,986
	Total Investments 99.87% (Cost $13,911,857)	14,937,484
	Other Assets less Liabilities 0.13%	18,808
	NET ASSETS 100.00%	$14,956,292

*  Non-income producing.

ADR  American Depository Receipt

See notes to financial statements.

1-800-228-2121

Van Wagoner Funds Schedule of Investments

June 30, 2008 (Unaudited)

Van Wagoner Post-Venture Fund

Market Value
SHORT-TERM INVESTMENT 100.85%
PNC Bank Money Market Account, 1.49%	$1,436,633
Total Short-Term Investment (Cost $1,436,633)	1,436,633
Total Investments 100.85% (Cost $1,436,633)	1,436,633
Liabilities in Excess of Other Assets (0.85)%	(12,150)
NET ASSETS 100.00%	$1,424,483

Van Wagoner Technology Fund

Market Value
SHORT-TERM INVESTMENT 101.31%
PNC Bank Money Market Account, 1.49%	$1,271,894
Total Short-Term Investment (Cost $1,271,894)	1,271,894
Total Investments 101.31% (Cost $1,271,894)	1,271,894
Liabilities in Excess of Other Assets (1.31)%	(16,501)
NET ASSETS 100.00%	$1,255,393

Van Wagoner Mid-Cap Growth Fund

Market Value
SHORT-TERM INVESTMENT 101.70%
PNC Bank Money Market Account, 1.49%	$676,846
Total Short-Term Investment (Cost $676,846)	676,846
Total Investments 101.70% (Cost $676,846)	676,846
Liabilities in Excess of Other Assets (1.70)%	(11,328)
NET ASSETS 100.00%	$665,518

Van Wagoner Funds Schedule of Investments

See notes to financial statements.

vanwagoner.com

Van Wagoner Funds Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	SMALL-CAP GROWTH FUND	GROWTH OPPORTUNITIES FUND	EMERGING GROWTH FUND
ASSETS:
Investments, at value (cost $8,528,367, $5,328,130 and $13,911,857, respectively)	$8,650,813	$5,585,523	$14,937,484
Cash	—	1	—
Receivable for investments sold	275,875	176,682	458,243
Receivable for fund shares sold	43,154	300	8,895
Interest receivable	195	137	433
Dividends receivable	1,220	671	2,074
Prepaid expenses and other assets	126,363	98,751	329,496
Total Assets	9,097,620	5,862,065	15,736,625
LIABILITIES:
Payable for investments purchased	399,265	397,853	638,777
Payable for fund shares redeemed	6,326	721	8,955
Accrued fund accounting and administration fees	15,002	15,002	15,002
Accrued audit fees	11,129	11,118	11,878
Accrued transfer agent fees	17,727	35,739	56,872
Accrued investment advisory fees	8,004	4,662	13,850
Accrued printing fees	8,635	8,000	24,282
Accrued expenses and other liabilities	4,328	4,104	10,717
Total Liabilities	470,416	477,199	780,333
NET ASSETS	$8,627,204	$5,384,866	$14,956,292
NET ASSETS CONSIST OF:
Capital stock	$59,712,730	$6,754,898	$536,831,597
Accumulated net investment loss	(265,832)	(265,156)	(591,736)
Accumulated net realized loss on investments	(50,942,140)	(1,362,269)	(522,309,196)
Net unrealized appreciation on investments	122,446	257,393	1,025,627
Net Assets	$8,627,204	$5,384,866	$14,956,292
CAPITAL STOCK, $0.0001 par value
Authorized	100,000,000	100,000,000	100,000,000
Issued and outstanding	1,343,136	837,409	4,756,052
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE (NET ASSETS/SHARES OUTSTANDING)	$6.42	$6.43	$3.14

See notes to financial statements.

1-800-228-2121

Van Wagoner Funds Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	POST- VENTURE FUND	TECHNOLOGY FUND	MID-CAP GROWTH FUND
ASSETS:
Investments, at value (cost $1,436,633, $1,271,894 and $676,846, respectively)	$1,436,633	$1,271,894	$676,846
Cash	—	1	1
Receivable from adviser	8,285	8,433	6,712
Receivable for fund shares sold	898	—	—
Interest receivable	1,443	1,382	704
Prepaid expenses and other assets	22,570	18,055	10,832
Total Assets	1,469,829	1,299,765	695,095
LIABILITIES:
Payable for fund shares redeemed	2,561	79	—
Accrued fund accounting and administration fees	7,500	7,500	7,500
Accrued audit fees	6,499	6,497	6,482
Accrued transfer agent fees	19,235	19,647	8,802
Accrued printing fees	6,367	6,257	3,789
Accrued expenses and other liabilities	3,184	4,392	3,004
Total Liabilities	45,346	44,372	29,577
NET ASSETS	$1,424,483	$1,255,393	$665,518
NET ASSETS CONSIST OF:
Capital stock	$543,310,517	$418,677,907	$214,625,994
Accumulated net investment loss	(18,798)	(16,747)	(9,210)
Accumulated net realized loss on investments	(541,867,236)	(417,405,767)	(213,951,266)
Net Assets	$1,424,483	$1,255,393	$665,518
CAPITAL STOCK, $0.0001 par value
Authorized	100,000,000	100,000,000	100,000,000
Issued and outstanding	515,812	282,931	248,007
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE (NET ASSETS/SHARES OUTSTANDING)	$2.76	$4.44	$2.68

Van Wagoner Funds Financial Statements

See notes to financial statements.

vanwagoner.com

Van Wagoner Funds Statements of Operations

Six Months Ended June 30, 2008 (Unaudited)

	SMALL-CAP GROWTH FUND	GROWTH OPPORTUNITIES FUND	EMERGING GROWTH FUND
INVESTMENT INCOME:
Interest	$2,371	$688	$1,485
Dividends	1,220	1,191	3,674
Total Investment Income	3,591	1,879	5,159
EXPENSES:
Investment advisory fees	68,990	63,503	176,182
Insurance expense	43,715	32,971	119,601
Transfer agent fees and expenses	33,678	70,506	104,282
Directors' and officer's fees, salary and expenses	28,211	23,210	73,756
Legal fees	34,418	27,356	89,818
Fund accounting and administration fees	45,000	45,000	45,000
Distribution fees	8,705	6,644	20,958
Printing and postage expenses	7,808	7,231	22,402
Audit fees	8,629	8,618	9,378
Custody fees	5,589	5,418	5,860
State registration fees	10,188	5,409	10,751
Miscellaneous expenses	14,867	13,974	28,131
Total expenses	309,798	309,840	706,119
Advisory fee waiver (Note 5)	(34,170)	(36,930)	(92,350)
Expenses paid indirectly by brokers (Note 5)	(6,205)	(5,875)	(16,874)
Net Expenses	269,423	267,035	596,895
NET INVESTMENT LOSS	(265,832)	(265,156)	(591,736)
REALIZED AND UNREALIZED LOSS:
Net realized loss on investments	(1,276,414)	(1,019,719)	(3,108,698)
Change in net unrealized appreciation or depreciation on investments	(868,641)	(579,329)	(1,880,179)
	(2,145,055)	(1,599,048)	(4,988,877)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,410,887)	$(1,864,204)	$(5,580,613)

See notes to financial statements.

1-800-228-2121

Van Wagoner Funds Statements of Operations

Six Months Ended June 30, 2008 (Unaudited)

	POST- VENTURE FUND	TECHNOLOGY FUND	MID-CAP GROWTH FUND
INVESTMENT INCOME:
Interest	$14,977	$13,375	$6,993
Total Investment Income	14,977	13,375	6,993
EXPENSES:
Insurance expense	8,113	7,383	4,420
Transfer agent fees and expenses	32,915	33,472	15,807
Directors' and officer's fees, salary and expenses	5,855	6,925	3,686
Legal fees	7,608	6,681	3,571
Fund accounting and administration fees	22,500	22,500	22,500
Distribution fees	1,145	1,007	540
Printing and postage expenses	4,134	3,830	1,924
Audit fees	3,999	3,997	3,981
Custody fees	2,580	2,577	2,587
Miscellaneous expenses	4,243	4,139	3,655
Total expenses	93,092	92,511	62,671
Adviser reimbursement (Note 5)	(59,317)	(62,389)	(46,468)
Net Expenses	33,775	30,122	16,203
NET INVESTMENT LOSS	(18,798)	(16,747)	(9,210)
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	11,021	9,912	7,518
Change in net unrealized appreciation on investments	—	—	—
	11,021	9,912	7,518
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,777)	$(6,835)	$(1,692)

Van Wagoner Funds Financial Statements

See notes to financial statements.

vanwagoner.com

Van Wagoner Funds Statements of Changes in Net Assets

	SMALL-CAP GROWTH FUND		GROWTH OPPORTUNITIES FUND
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
OPERATIONS:
Net investment loss	$(265,832)	$(539,546)	$(265,156)	$(599,363)
Net realized gain (loss) on investments	(1,276,414)	(51,987)	(1,019,719)	7,045
Change in net unrealized appreciation or depreciation on investments	(868,641)	(156,775)	(579,329)	(289,279)
Net decrease in net assets resulting from operations	(2,410,887)	(748,308)	(1,864,204)	(881,597)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,059,451	190,468	1,198,330	422,381
Redemption of shares	(779,656)	(3,795,371)	(803,985)	(3,879,960)
Net increase (decrease) from share transactions	3,279,795	(3,604,903)	394,345	(3,457,579)
TOTAL INCREASE (DECREASE) IN NET ASSETS	868,908	(4,353,211)	(1,469,859)	(4,339,176)
NET ASSETS:
Beginning of period	7,758,296	12,111,507	6,854,725	11,193,901
End of period	$8,627,204	$7,758,296	$5,384,866	$6,854,725
Accumulated net investment loss	$(265,832)	$—	$(265,156)	$—
TRANSACTIONS IN SHARES:
Shares sold	572,060	19,782	177,120	42,746
Shares redeemed	(113,178)	(391,278)	(118,499)	(391,828)
Net increase (decrease)	458,882	(371,496)	58,621	(349,082)

See notes to financial statements.

1-800-228-2121

Van Wagoner Funds Financial Statements

	EMERGING GROWTH FUND
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
OPERATIONS:
Net investment loss	$(591,736)	$(1,331,883)
Net realized gain (loss) on investments	(3,108,698)	369,992
Change in net unrealized appreciation or depreciation on investments	(1,880,179)	(896,541)
Net decrease in net assets resulting from operations	(5,580,613)	(1,858,432)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,198,727	1,835,457
Redemption of shares	(3,873,170)	(13,215,552)
Net increase (decrease) from share transactions	(1,674,443)	(11,380,095)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,255,056)	(13,238,527)
NET ASSETS:
Beginning of period	22,211,348	35,449,875
End of period	$14,956,292	$22,211,348
Accumulated net investment loss	$(591,736)	$—
TRANSACTIONS IN SHARES:
Shares sold	679,208	414,230
Shares redeemed	(1,164,080)	(2,877,277)
Net increase (decrease)	(484,872)	(2,463,047)

See notes to financial statements.

vanwagoner.com

Van Wagoner Funds Statements of Changes in Net Assets

	POST-VENTURE FUND		TECHNOLOGY FUND
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
OPERATIONS:
Net investment loss	$(18,798)	$(148,323)	$(16,747)	$(150,425)
Net realized gain on investments	11,021	166,530	9,912	77,826
Change in net unrealized appreciation or depreciation on investments	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(7,777)	18,207	(6,835)	(72,599)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	—	—	100	—
Redemption of shares	(254,558)	(461,984)	(235,416)	(388,602)
Net decrease from share transactions	(254,558)	(461,984)	(235,316)	(388,602)
TOTAL DECREASE IN NET ASSETS	(262,335)	(443,777)	(242,151)	(461,201)
NET ASSETS:
Beginning of period	1,686,818	2,130,595	1,497,544	1,958,745
End of period	$1,424,483	$1,686,818	$1,255,393	$1,497,544
Accumulated net investment loss	$(18,798)	$—	$(16,747)	$—
TRANSACTIONS IN SHARES:
Shares sold	—	—	22	—
Shares redeemed	(91,917)	(174,298)	(52,985)	(86,242)
Net decrease	(91,917)	(174,298)	(52,963)	(86,242)

See notes to financial statements.

1-800-228-2121

Van Wagoner Funds Financial Statements

	MID-CAP GROWTH FUND
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
OPERATIONS:
Net investment loss	$(9,210)	$(119,337)
Net realized gain on investments	7,518	25,559
Change in net unrealized appreciation or depreciation on investments	—	—
Net increase (decrease) in net assets resulting from operations	(1,692)	(93,778)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	150	—
Redemption of shares	(134,496)	(229,918)
Net decrease from share transactions	(134,346)	(229,918)
TOTAL DECREASE IN NET ASSETS	(136,038)	(323,696)
NET ASSETS:
Beginning of period	801,556	1,125,252
End of period	$665,518	$801,556
Accumulated net investment loss	$(9,210)	$—
TRANSACTIONS IN SHARES:
Shares sold	56	—
Shares redeemed	(49,838)	(81,663)
Net decrease	(49,782)	(81,663)

See notes to financial statements.

vanwagoner.com

Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout each Period

	SMALL-CAP GROWTH FUND
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Year Ended Dec. 31, 2003
Net Asset Value, Beginning of Period	$8.77		$9.64	$9.07	$10.36	$12.29	$8.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.26	)(4)	(0.61)	(0.39)	(0.36)	(0.27)	(0.23)
Net realized and unrealized gains (losses) on investments	(2.09)		(0.26)	0.96	(0.93)	(1.66)	3.58
Total from investment operations	(2.35)		(0.87)	0.57	(1.29)	(1.93)	3.35
Net Asset Value, End of Period	$6.42		$8.77	$9.64	$9.07	$10.36	$12.29
Total Return(1)	(26.80)%		(9.03)%	6.29%	(12.37)%	(15.79)%	37.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$8,627		$7,758	$12,112	$15,784	$28,286	$42,296
Ratio of expenses to average net assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(2)(3)	7.74%		5.38%	3.81%	3.32%	2.16%	2.03%
Net of waivers and reimbursements and before fees and expenses paid indirectly by brokers(2)(3)	7.92%		5.90%	4.95%	4.46%	3.05%	2.39%
Before waivers and reimbursements and expenses paid indirectly by brokers(2)	8.90%		6.78%	5.31%	4.46%	3.05%	3.08%
Ratio of net investment loss to average net assets(2)	(7.63)%		(5.33)%	(3.30)%	(3.12)%	(2.09)%	(1.96)%
Portfolio turnover rate(1)	186%		249%	817%	440%	225%	575%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the years ended December 31, 2005 and December 31, 2004, no expenses were waived or reimbursed.

(4)  Calculated based on the average number of shares outstanding during the period.

See notes to financial statements.

1-800-228-2121

Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout each Period

	GROWTH OPPORTUNITIES FUND
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Period Ended Dec. 31, 2003(1)
Net Asset Value, Beginning of Period	$8.80		$9.92	$9.69	$11.15	$13.10	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.34	)(5)	(0.77)	(0.61)	(0.55)	(0.35)	(0.23)
Net realized and unrealized gains (losses) on investments	(2.03)		(0.35)	0.84	(0.91)	(1.43)	5.55
Total from investment operations	(2.37)		(1.12)	0.23	(1.46)	(1.78)	5.32
DISTRIBUTIONS:
Net realized gains	—		—	—	—	(0.17)	(2.22)
Net Asset Value, End of Period	$6.43		$8.80	$9.92	$9.69	$11.15	$13.10
Total Return(2)	(26.93)%		(11.29)%	2.48%	(13.11)%	(13.64)%	54.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$5,385		$6,855	$11,194	$14,956	$25,986	$36,225
Ratio of expenses to average net assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(3)(4)	10.05%		6.50%	5.34%	5.01%	2.76%	2.87%
Net of waivers and reimbursements and before fees and expenses paid indirectly by brokers(3)(4)	10.27%		6.66%	6.03%	5.32%	3.44%	3.85%
Before waivers and reimbursements and expenses paid indirectly by brokers(3)	11.66%		7.55%	6.44%	5.32%	3.44%	4.01%
Ratio of net investment loss to average net assets(3)	(9.98)%		(6.45)%	(5.06)%	(4.47)%	(2.63)%	(2.81)%
Portfolio turnover rate(2)	170%		245%	828%	570%	324%	315%

(1)  Commencement of operations was March 1, 2003.

(2)  Not annualized for periods less than one year.

(3)  Annualized for periods less than one year.

(4)  For the years ended December 31, 2005 and December 31, 2004, no expenses were waived or reimbursed.

(5)  Calculated based on the average number of shares outstanding during the period.

Van Wagoner Funds Financial Statements

See notes to financial statements.

vanwagoner.com

Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout each Period

	EMERGING GROWTH FUND
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Year Ended Dec. 31, 2003
Net Asset Value, Beginning of Period	$4.24		$4.60	$4.15	$5.35	$6.36	$4.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.12	)(4)	(0.25)	(0.18)	(0.18)	(0.12)	(0.12)
Net realized and unrealized gains (losses) on investments	(0.98)		(0.11)	0.63	(1.02)	(0.89)	2.16
Total from investment operations	(1.10)		(0.36)	0.45	(1.20)	(1.01)	2.04
Net Asset Value, End of Period	$3.14		$4.24	$4.60	$4.15	$5.35	$6.36
Total Return(1)	(25.94)%		(7.83)%	10.84%	(22.29)%	(16.04)%	47.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$14,956		$22,211	$35,450	$40,038	$85,100	$124,388
Ratio of expenses to average net assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(2)(3)	7.12%		4.76%	3.70%	3.53%	2.06%	2.04%
Net of waivers and reimbursements and before fees and expenses paid indirectly by brokers(2)(3)	7.32%		5.03%	4.44%	4.21%	2.84%	2.36%
Before waivers and reimbursements and expenses paid indirectly by brokers(2)	8.42%		5.88%	4.81%	4.21%	2.84%	2.77%
Ratio of net investment loss to average net assets(2)	(7.06)%		(4.70)%	(3.46)%	(3.28)%	(1.96)%	(2.00)%
Portfolio turnover rate(1)	169%		245%	778%	468%	223%	359%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the years ended December 31, 2005 and December 31, 2004, no expenses were waived or reimbursed.

(4)  Calculated based on the average number of shares outstanding during the period.

See notes to financial statements.

1-800-228-2121

Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout each Period

	POST-VENTURE FUND
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Year Ended Dec. 31, 2003
Net Asset Value, Beginning of Period	$2.78		$2.72	$2.54	$2.89	$2.96	$3.28
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.03	)(4)	(0.24)	(0.18)	(0.20)	(0.19)	(0.22)
Net realized and unrealized gains (losses) on investments	0.01		0.30	0.36	(0.15)	0.12	(0.10)
Total from investment operations	(0.02)		0.06	0.18	(0.35)	(0.07)	(0.32)
Net Asset Value, End of Period	$2.76		$2.78	$2.72	$2.54	$2.89	$2.96
Total Return(1)	(0.72)%		2.21%	7.09%	(12.11)%	(2.37)%	(9.76)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$1,424		$1,687	$2,131	$2,757	$4,517	$8,010
Ratio of expenses to average net assets:
Net of waivers and reimbursements(2)(3)	4.42%		12.47%	10.44%	8.70%	5.65%	3.37%
Before waivers and reimbursements(2)	12.20%		12.47%	10.44%	8.70%	5.65%	4.49%
Ratio of net investment loss to average net assets(2)	(2.46)%		(8.09)%	(6.12)%	(6.33)%	(5.06)%	(3.16)%
Portfolio turnover rate(1)	0%		0%	0%	0%	0%	167%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the years ended December 31, 2007, 2006, 2005 and 2004, no expenses were waived or reimbursed.

(4)  Calculated based on the average number of shares outstanding during the period.

Van Wagoner Funds Financial Statements

See notes to financial statements.

vanwagoner.com

Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout each Period

	TECHNOLOGY FUND
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Year Ended Dec. 31, 2003
Net Asset Value, Beginning of Period	$4.46		$4.64	$4.45	$4.93	$5.07	$5.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.06	)(4)	(0.45)	(0.34)	(0.36)	(0.35)	(0.40)
Net realized and unrealized gains (losses) on investments	0.04		0.27	0.53	(0.12)	0.21	0.02
Total from investment operations	(0.02)		(0.18)	0.19	(0.48)	(0.14)	(0.38)
Net Asset Value, End of Period	$4.44		$4.46	$4.64	$4.45	$4.93	$5.07
Total Return(1)	(0.45)%		(3.88)%	4.27%	(9.74)%	(2.76)%	(6.97)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$1,255		$1,498	$1,959	$2,585	$4,099	$7,670
Ratio of expenses to average net assets:
Net of waivers and reimbursements(2)(3)	4.49%		13.28%	10.86%	9.03%	5.93%	3.42%
Before waivers and reimbursements(2)	13.77%		13.28%	10.86%	9.03%	5.93%	4.35%
Ratio of net investment loss to average net assets(2)	(2.49)%		(8.89)%	(6.54)%	(6.64)%	(5.34)%	(3.19)%
Portfolio turnover rate(1)	0%		0%	0%	0%	0%	147%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the years ended December 31, 2007, 2006, 2005 and 2004, no expenses were waived or reimbursed.

(4)  Calculated based on the average number of shares outstanding during the period.

See notes to financial statements.

1-800-228-2121

Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout each Period

	MID-CAP GROWTH FUND
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended Dec. 31, 2007	Year Ended Dec. 31, 2006	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Year Ended Dec. 31, 2003
Net Asset Value, Beginning of Period	$2.69		$2.97	$2.88	$3.19	$3.26	$3.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.03	)(4)	(0.40)	(0.31)	(0.23)	(0.20)	(0.23)
Net realized and unrealized gains (losses) on investments	0.02		0.12	0.40	(0.08)	0.13	0.07
Total from investment operations	(0.01)		(0.28)	0.09	(0.31)	(0.07)	(0.16)
Net Asset Value, End of Period	$2.68		$2.69	$2.97	$2.88	$3.19	$3.26
Total Return(1)	(0.37)%		(9.43)%	3.13%	(9.43)%	(2.45)%	(4.68)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$666		$802	$1,125	$1,838	$2,973	$4,685
Ratio of expenses to average net assets:
Net of waivers and reimbursements(2)(3)	4.50%		17.02%	12.41%	8.76%	5.76%	3.44%
Before waivers and reimbursements(2)	17.42%		17.02%	12.41%	8.76%	5.76%	4.34%
Ratio of net investment loss to average net assets(2)	(2.56)%		(12.59)%	(8.11)%	(6.34)%	(5.13)%	(3.19)%
Portfolio turnover rate(1)	0%		0%	0%	0%	0%	253%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the years ended December 31, 2007, 2006, 2005 and 2004, no expenses were waived or reimbursed.

(4)  Calculated based on the average number of shares outstanding during the period.

Van Wagoner Funds Financial Statements

See notes to financial statements.

vanwagoner.com

Van Wagoner Funds Notes to Financial Statements

1.  Organization

Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Small-Cap Growth Fund, Growth Opportunities Fund, Emerging Growth Fund, Post-Venture Fund, Technology Fund and the Mid-Cap Growth Fund (collectively the "Funds") are separate diversified investment portfolios of the Company. The Post-Venture Fund, Technology Fund and the Mid-Cap Growth Fund were recently reopened to new investment in April 2008 (although they currently remain primarily invested in high quality short-term money market funds or instruments).

The Board of Directors (the "Board") has approved new advisory agreements with Van Wagoner Capital Management, Inc. ("VWCM" or the "Adviser") and new sub-advisory agreements with Husic Capital Management ("Husic"). These agreements, however, will not take effect unless they are also approved by Fund shareholders at meetings to be held in 2008. If approved by shareholders, each of the Funds would have new investment advisory arrangements, as outlined in the table below:

Fund	Current adviser	Proposed Advisory Structure (if approved by shareholders)	New Strategy
Small-Cap Growth Fund	VWCM	Adviser: VWCM Sub-adviser: Husic	Classic Growth
Growth Opportunities Fund	VWCM	*	*

Fund	Current adviser	Proposed Advisory Structure (if approved by shareholders)	New Strategy
Emerging Growth Fund	VWCM	Adviser: VWCM Sub-adviser: Husic	Small-Cap Growth
Post-Venture Fund	None**	Adviser: VWCM Sub-adviser: Husic	Large Cap Growth
Technology Fund	None**	Adviser: VWCM Sub-adviser: Husic	Concentrated Growth
Mid-Cap Growth Fund	None**	Adviser: VWCM	Fund of Funds

* Growth Opportunities Fund would, if approved by its shareholders, reorganize into Emerging Growth Fund and would, as part of that Fund, have VWCM as its investment adviser, Husic as its sub-adviser and follow a small-cap growth strategy.

** The Fund's Officers and Board currently oversee the Fund's investment program without compensation.

We believe that certain of the Funds, including the Small-Cap Growth Fund, Emerging Growth Fund, Post-Venture Fund, Technology Fund and Mid-Cap Growth Fund, may be entitled to receive disbursements from a Fair Fund that was established as a result of an enforcement action by the Securities and Exchange Commission against a party who was alleged to have engaged in market timing activity from 1999 to 2003. The purpose of the Fair Fund is to compensate market participants who were harmed as a result of the activity, including potentially certain of the Funds. The amount of any potential disbursement and the timing of the disbursement are uncertain. However, depending on the total

1-800-228-2121

net assets of a Fund, and the size of the disbursement, it could result in a material change in the net asset value of that Fund (e.g., greater than one percent change). As it acquires more information, the Board may determine to reflect the estimated value of the potential disbursement in a Fund's net asset value prior to receiving any disbursement, and make any appropriate adjustments at that time.

The Small-Cap Growth Fund currently invests primarily (at least 80% of its total assets) in common stocks of small companies that the Adviser believes have the potential to be the market leaders of the future. A small company is one that has a market capitalization that ranges from the smallest to the largest companies in the Russell 2000 Growth Index at the time of purchase. The Fund may continue to hold securities of companies whose market capitalizations fall outside this range as a result of market action after a security's purchase, and will be in compliance with its 80% threshold in these cases.

The Growth Opportunities Fund currently seeks to invest in common stocks of growth companies that are already recognized as leaders in their industry, but are also known as innovators in their field. The Fund looks for companies that are still growing, usually because of a new, improved or upgraded product, service or business operation.

The Emerging Growth Fund currently invests primarily in common stocks of small-cap and mid-cap growth companies with the potential for above-average, long-term growth.

The Post-Venture Fund, Technology Fund and Mid-Cap Growth Fund were, until recently, in the process of liquidation and thus have invested all of their assets in money market funds or instruments. Until the time that shareholders approve new advisory and sub-advisory agreements (as applicable) for these Funds, they will not be able to achieve their investment objectives to the extent they invest in money market funds or instruments, since these securities earn interest but do not appreciate in value.

2.  Recent Accounting Pronouncements

The Funds adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN48"), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset values of the Funds. As of and during the period ended June 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"): In September 2006, the FASB issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three

Van Wagoner Funds Notes to Financial Statements

vanwagoner.com

Van Wagoner Funds Notes to Financial Statements

levels of the fair value hierarchy under FAS 157 are described below:

  Level 1 - quoted prices in active markets for identical securities

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds' net assets as of June 30, 2008 are as follows:

	Small-Cap Growth	Growth Opportunities	Emerging Growth
Level 1 - Quoted Prices	$8,650,813	$5,585,523	$14,937,484
Total Market Value of Investments	$8,650,813	$5,585,523	$14,937,484
	Post-Venture	Technology	Mid-Cap Growth
Level 1 - Quoted Prices	$1,436,633	$1,271,894	$676,846
Total Market Value of Investments	$1,436,633	$1,271,894	$676,846

3.  Significant Accounting Policies

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Such policies are consistently followed by the Funds in preparation of their financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

(a)  Investment Valuation - Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

1-800-228-2121

The Board has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Adviser (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

(b)  Expenses - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

(c)  Option Contracts - The Funds may purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. When option contracts expire or are closed, realized gains or losses on the options contracts are recognized on the options contracts without regard to any unrealized gains or losses on the underlying securities.

The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received increases the proceeds of the sale of the security, and the Fund realizes a gain or loss from the sale of the underlying security.

(d)  Short Positions - When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the

Van Wagoner Funds Notes to Financial Statements

vanwagoner.com

Van Wagoner Funds Notes to Financial Statements

security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales, if any, are included as a component of miscellaneous expense in the Statement of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

(e)  Distributions to Shareholders - Distributions from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

(f)  Other - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

4.  Federal Income Taxes

Each Fund intends to comply with the requirements of the Subchapter M of Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds had capital loss carryforwards at December 31, 2007 as follows:

Date of Expiration	Small-Cap Growth	Growth Opportunities	Emerging Growth
2009	$—	$—	$236,991,733
2010	24,086,622	—	174,822,268
2011	19,406,798	—	73,869,977
2012	5,158,565	20,460	23,566,789
2013	679,356	—	9,299,078
2015	116,182	55,971	—
Total	$49,447,523	$76,431	$518,549,845
Date of Expiration	Post- Venture	Technology	Mid-Cap Growth
2008	$102,510,725	$47,754,866	$24,315,595
2009	208,568,549	188,389,347	119,593,823
2010	167,738,630	132,184,745	56,452,576
2011	49,142,144	37,716,740	7,417,678
2012	9,057,950	7,074,062	3,856,091
2013	4,860,259	4,295,919	2,323,021
Total	$541,878,257	$417,415,679	$213,958,784

The book cost of securities at June 30, 2008, for the Small-Cap Growth, Growth Opportunities, Emerging Growth, Post-Venture, Technology and Mid-Cap Growth Funds was $8,528,367, $5,328,130, $13,911,857, $1,436,633, $1,271,894 and $676,846, respectively.

1-800-228-2121

At June 30, 2008, gross unrealized appreciation and depreciation on investments were as follows:

Fund	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation on investments
Small-Cap Growth	$692,648	$(570,202)	$122,446
Growth Opportunities	554,047	(296,654)	257,393
Emerging Growth	1,820,405	(794,778)	1,025,627
Post-Venture	—	—	—
Technology	—	—	—
Mid-Cap Growth	—	—	—

5.  Investment Advisory Agreement and Related Party Transactions

The Small-Cap Growth Fund, Growth Opportunities Fund and Emerging Growth Fund have an agreement with the Adviser, to furnish investment advisory services to these Funds. Under the terms of each agreement, the Adviser is compensated at a basic fee of 1.25% of average daily net assets for the performance period for each of the Funds. The basic fee may be adjusted upward or downward (by up to 0.25% of the Fund's average daily net assets for the performance period), depending on whether and to what extent the investment performance of the Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the benchmark over the same period. The benchmark for the Small-Cap Growth Fund and the Emerging Growth Fund is the Lipper Small-Cap Growth Funds Index. The Lipper Small-Cap Growth Funds Index is an equal dollar weighted index consisting of the largest mutual funds within the small-cap growth fund classification, as defined by Lipper, Inc. The benchmark for the Growth Opportunities Fund is the Lipper Mid-Cap Growth Funds Index. The Lipper Mid-Cap Growth Funds Index is an equal dollar weighted index of the largest mutual funds in the mid-cap growth fund classification, as defined by Lipper, Inc. Each 0.10% of difference of each Fund's performance compared to the performance of its benchmark is multiplied by a performance adjustment of 0.025%, up to a maximum adjustment of 0.25% (as an annual rate). The performance period consists of the prior 36 calendar months, and is also referred to as a rolling 36-month period. Until each Fund has operated for 36 months under this agreement, it will make performance adjustments to the basic fee after the Fund has operated for 12 months under this agreement, and will use a rolling 12-month performance period. After the Fund has operated for 24 months under this agreement, it will switch to a rolling 24-month performance period. The performance fee adjustment for the six months ended June 30, 2008 caused the advisory fee to decrease $17,248, $15,876 and $44,045 for the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds, respectively.

The Adviser terminated its investment advisory agreements with the Post-Venture Fund, Technology Fund and Mid-Cap Growth Fund effective April 30, 2003. The Officers and Board currently oversee these Fund's investments primarily in high quality short-term money market funds or instruments without compensation. Pursuant to an Operating Expenses Limitation Agreement

Van Wagoner Funds Notes to Financial Statements

vanwagoner.com

Van Wagoner Funds Notes to Financial Statements

("Limitation Agreement") dated January 4, 2008 between the Company, on behalf of the Post-Venture, Technology and Mid-Cap Growth Funds, and the Adviser, the Adviser has agreed to limit the Funds' total operating expenses. Under the terms of the Limitation Agreement, the Adviser has agreed to reimburse the Post-Venture, Technology and Mid-Cap Growth Funds, to the extent necessary, to ensure that the total operating expenses, less $5,601.25, do not exceed 3.99% of each of the above mentioned Funds' average daily net assets annually through December 31, 2008. This agreement will remain in effect through December 31, 2008.

The Adviser has a right to receive reimbursement of expense payments made pursuant to the Limitation Agreement made in the prior three fiscal years, provided that after giving effect to such reimbursement, total operating expenses of each of the above mentioned Funds, do not exceed 3.99% of each Fund's average daily net assets in the year of reimbursement.

The Adviser has agreed to voluntarily waive investment advisory fees exceeding 1.00% of current average daily net assets for the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds indefinitely. For the six months ended June 30, 2008, the Adviser waived fees of $34,170, $36,930 and $92,350 for the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds, respectively. All voluntary waivers are not subject to recoupment in subsequent fiscal periods.

The Funds do not compensate their officers who are officers of the Adviser. For the six months ended June 30, 2008, the Funds made no payments to their directors and officers except for directors' fees paid to or accrued for independent directors and the compensation paid to or accrued for the Funds' President, Treasurer, Secretary and Chief Compliance Officer.

PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly known as PFPC Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws.

The Adviser places security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds. The amount of expenses paid through Brokerage Service Arrangements for the six months ended June 30, 2008 was $6,205, $5,875 and $16,874 in the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds, respectively.

6.  Service and Distribution Plan

The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of up to 0.25% of each Fund's average daily net assets.

1-800-228-2121

7.  Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2008, were as follows:

Fund	Purchases	Sales
Small-Cap Growth	$16,025,206	$13,056,447
Growth Opportunities	9,350,862	9,381,132
Emerging Growth	28,912,491	31,064,513
Post-Venture	—	—
Technology	—	—
Mid-Cap Growth	—	—

8.  Contingencies

(a)  Indemnification Arrangements - In the normal course of business, the Funds enter into contracts that provide for general indemnifications to the counterparties to those contracts. The Company has not made any payments related to such arrangements for the six months ended June 30, 2008. The Funds' maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated. The Company believes that the outcome of these arrangements will not have a material adverse effect on the results of operations or net asset values of the Funds.

Van Wagoner Funds Notes to Financial Statements

vanwagoner.com

Van Wagoner Funds Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)

As discussed in note 1 above, the Board has approved new advisory arrangements for the Funds, including new investment advisory agreements with the Adviser (the "New Advisory Agreements") for the Small-Cap Growth Fund, Emerging Growth Fund, Post-Venture Fund, Technology Fund and Mid-Cap Growth Fund, and new sub-advisory agreements with Husic (the "New Sub-advisory Agreements") for the Small-Cap Growth Fund, Emerging Growth Fund, Post-Venture Fund and Technology Fund. The New Advisory Agreements and the New Sub-advisory Agreements have been submitted to shareholders of the relevant Funds for their approval at upcoming shareholder meetings and would not take effect until approved by shareholders.

THE NEW ADVISORY AGREEMENTS

The New Advisory Agreements were discussed and considered at a meeting of the Board held on December 17, 2008, which all of the Directors, including all of the Directors who are not "interested persons," as defined in the Investment Company Act of 1940, of the Company, the Funds, the Adviser or Husic (the "Independent Directors"), attended in person. The Directors and the Adviser discussed, generally, options available to restructure the Funds' advisory arrangements at prior meetings and in between formal meetings. The Directors, including the Independent Directors, reviewed extensive materials prepared in advance of the December 17, 2007 meeting, including materials showing the standards to be used by the Independent Directors in reaching their decisions about the New Advisory Agreements. The Independent Directors discussed the materials, which included financial, statistical and other information, with the Adviser and Husic who responded to questions about the proposed new advisory arrangements and the allocation of responsibilities between the parties. The Adviser discussed the process through which it selected Husic for recommendation. The Adviser also presented additional information about its proposed management of the Mid-Cap Growth Fund at a meeting held on December 21, 2007. When considering Husic as sub-adviser to the Emerging Growth Fund and Technology Fund at a May 9, 2008 meeting and Husic as sub-adviser to the Small-Cap Growth Fund at a June 13, 2008 meeting, the Independent Directors further discussed the allocation of responsibilities between the parties and the basis of the Adviser's recommendations of Husic as those Funds' sub-adviser.

The Independent Directors considered a variety of factors. Their individual determinations were made on the basis of each Director's business judgment after consideration of all the information presented. Individual Directors may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

In approving the New Advisory Agreements for each Fund, the Directors considered and evaluated, among other things, the following factors: (1) the nature, quality and extent of services to be provided by the Adviser; (2) hypothetical performance of a portfolio of mutual funds assembled by the Adviser; (3) the proposed management fees and expected total operating expenses of each Fund, including comparative information with respect to a peer group of mutual funds; (4) the extent to which economies of scale may be realized as a Fund grows; and (5) whether fee levels reflect any potential economies of scale for the benefit of shareholders.

The Directors concluded that, with respect to each Fund, the Adviser would be providing services comparable to those provided by investment advisers generally, and that with respect to each Fund the nature and extent of the services provided by the Adviser were appropriate given the applicable investment objective and strategy. The Directors concluded that, by finding and recommending Husic, the Adviser had demonstrated

1-800-228-2121

Van Wagoner Funds Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)

its ability to select a qualified portfolio manager and had demonstrated its ability to construct a portfolio of mutual funds that had the potential to outperform the market. The Directors concluded that the proposed management fees and expected total operating expenses of each Fund were higher than those of a peer group of mutual funds but believed the higher fees and expenses were warranted because of the expected performance of the Funds. The Directors concluded that it was unlikely that any of the Funds would grow sufficiently in the first couple of years to yield significant economies of scale to the Adviser, but that this factor would be monitored and taken into consideration on an annual basis. The Directors concluded that it was unlikely that any of the Funds would grow to a sufficient size in the first couple of years for the Adviser to realize more than a reasonable profit from the investment advisory arrangements, but that the Adviser's profitability would be reviewed on an annual basis.

Certain of these factors are discussed in greater detail below.

In considering the nature and extent of services to be provided by the Adviser to the four Funds with a new sub-adviser, the Directors recognized that the Adviser intends to continue to provide substantially the same operational and administrative services it currently provides under its current investment advisory agreements. The Directors considered how the reallocation of day-to-day investment management responsibilities would impact the Adviser's personnel and its business, and the Adviser's representation that its delivery of services to the Funds would not be impacted. Finally, the Board considered the Adviser's ability to effectively oversee the sub-adviser and coordinate compliance responsibilities for the Funds.

In reviewing performance information, the Board considered extensive composite information presented by the sub-adviser for private accounts with substantially similar objectives, policies, strategies and risks to those it would use for the Funds. The Board also considered and reviewed hypothetical performance information for a portfolio of mutual funds that would be used by the Mid-Cap Growth Fund and discussed with the Adviser its portfolio construction methods and performance expectations for that Fund.

In connection with its annual review of the Adviser's current investment advisory agreements at the same meeting, the Board received information about the Adviser's profitability and the extent that economies of scale could be realized as the Funds grew in size. The Directors recognized that estimates of such information under the new advisory arrangements would depend on numerous factors and assumptions, and determined to monitor these factors in connection with subsequent renewals of the New Advisory Agreement. The Directors recognized that the Adviser would pay a portion of its advisory fees to the sub-adviser, and also noted that the Adviser had contractually agreed to implement an expense limit for certain of the Funds as described in note 5. The Directors recognized that the Adviser had voluntarily waived fees in the past and had made efforts to reduce the Funds' expenses.

Finally, the Directors recognized certain "fall out" benefits that the Adviser may receive under the New Advisory Agreements. The Adviser would not provide services to the Funds other than under the New Advisory Agreement (except that if shareholders of the Growth Opportunities Fund do not approve the reorganization of their Fund, the Adviser would continue as that Fund's investment adviser), but the Board recognized that the Adviser could receive positive reputational benefits from its association with the Funds if the Funds are successful.

Van Wagoner Funds Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)

vanwagoner.com

Van Wagoner Funds Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)

Overall, the Directors and the Independent Directors concluded that the New Advisory Agreements were fair and reasonable.

THE NEW SUB-ADVISORY AGREEMENTS

The Sub-advisory Agreements were discussed and considered at meetings of the Board held on December 17, 2007, May 9, 2008 and June 13, 2008. All of the Directors, including all of the Independent Directors, attended the meetings with all or a majority of the Independent Directors attending in person. The Board approved Husic as sub-adviser to the Post-Venture Fund at the December 17 meeting, approved Husic as sub-adviser to the Emerging Growth Fund and Technology Fund at the May 9 meeting and approved Husic as sub-adviser to the Small-Cap Growth Fund at the June 13 meeting. The Directors and the Adviser discussed, generally, options available to restructure the Funds' advisory arrangements at prior meetings and in between formal meetings.

The Directors, including the Independent Directors, reviewed extensive materials prepared in advance of each meeting, including materials showing the standards to be used by the Independent Directors in reaching their decisions about the Sub-advisory Agreements. The Independent Directors discussed the materials, which included financial, statistical and other information, with the Adviser and Husic who responded to questions about the proposed new advisory arrangements and the allocation of responsibilities between the parties. The Adviser discussed the process through which it selected Husic for recommendation for the Funds.

The Independent Directors considered a variety of factors. Their individual determinations were made on the basis of each Director's business judgment after consideration of all the information presented. Individual Directors may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

In approving the Sub-advisory Agreements, the Directors considered and evaluated the following factors: (1) the nature, quality and extent of services to be provided by Husic; (2) historical performance information of accounts managed by Husic; (3) the proposed management fees and expected total operating expenses of each Fund, including comparative information with respect to a peer group of mutual funds; (4) the extent to which economies of scale may be realized as a Fund grows; and (5) whether fee levels reflect any potential economies of scale for the benefit of shareholders.

The Directors concluded that, for each Fund, Husic would be providing services comparable to those provided by investment advisers generally, and that with respect to each Fund the nature and extent of the services to be provided by Husic were appropriate given the applicable investment objective and strategy. The Directors concluded that Husic had an exceptional performance record and was qualified to manage the Funds for which it proposed to enter into Sub-advisory Agreements. The Directors concluded that, by finding and recommending Husic, the Adviser had demonstrated its ability to select qualified portfolio managers. The Directors concluded that the proposed management fees and expected total operating expenses of each Fund were higher than those of a peer group of mutual funds but believed the higher fees and expenses were warranted because of the expected performance of the Funds. The Directors concluded that it was unlikely that any of the Funds would grow sufficiently in the first couple of years to yield significant economies of scale to Husic, but that this factor would be monitored and taken into consideration on an annual basis. The Directors concluded that

1-800-228-2121

Van Wagoner Funds Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)

it was unlikely that any of the Funds would grow to a sufficient size in the first couple of years for Husic to realize more than a reasonable profit from the investment advisory arrangements, but that the profitability of Husic would be reviewed on an annual basis.

Certain of these factors are discussed in greater detail below.

In considering the nature and extent of services to be provided by Husic, the Board reviewed the coordination of services between the Adviser and Husic. The Board reviewed the qualifications of Mr. Husic, who would serve as portfolio manager, as well as Husic's general experience, business and operations. The Directors considered a presentation on Husic's organization and the extent of services to be provided under the Sub-advisory Agreements.

In reviewing performance information, the Board considered extensive composite information presented by Husic for private accounts with substantially similar objectives, policies, strategies and risks to those it would use for the Funds. This information was compared to appropriate indexes. The Directors discussed with Husic its investment style and portfolio construction methods, as well as its performance expectations for the relevant Funds.

The Directors recognized that profitability estimates and projections concerning Husic's realization of economies of scale would depend on numerous factors and assumptions, and determined to monitor these factors in connection with subsequent renewals of the Sub-advisory Agreements.

Finally, the Directors recognized certain "fall out" benefits that Husic may receive under the Sub-advisory Agreements, including that it may receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of a Fund. Husic would not provide services to the Funds other than under the proposed Sub-advisory Agreements, but the Board recognized that it could receive positive reputational benefits from its association with the Funds if the Funds are successful. The Directors reviewed information provided by Husic concerning fees charged to other accounts it manages.

Overall, the Directors and the Independent Directors concluded that the Sub-advisory Agreements were fair and reasonable.

Van Wagoner Funds Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)

vanwagoner.com

Van Wagoner Funds Additional Information for Shareholders

Proxy Voting Policy and Voting Record

The Adviser is responsible for exercising the voting rights associated with the securities held by the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

In addition, each of these Fund's complete proxy voting record for the 12 months ended June 30, 2008 is available without charge, upon request, by calling toll free 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds file their complete Schedule of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of the fiscal quarter. The Funds' Form N-Q is available on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds' Form N-Q is available, without charge, upon request, by calling toll free 1-800-228-2121.

1-800-228-2121

This page intentionally left blank.

VW408O  0608

Please mail correspondence to:

Van Wagoner Funds
P.O. Box 9682
Providence, RI 02940-9682

Express mail or overnight deliveries
should be sent to:

Van Wagoner Funds
101 Sabin Street
Pawtucket, RI 02860

1-800-228-2121

ADDRESS SERVICE REQUESTED

  Simplify your life
  with less paper

  www.vanwagoner.com/edelivery

  sign up for e-delivery today

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)                Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting     period     is included as part of the report to shareholders filed under Item 1 of this form.

(b)               Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Van Wagoner Funds, Inc.

By (Signature and Title)*		/s/ Susan Freund
Susan Freund, Chief Executive Officer & Chief Financial
Officer
(principal executive officer)

Date	8/21/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Susan Freund
Susan Freund, Chief Executive Officer & Chief Financial
Officer
(principal executive officer & principal financial officer)

Date	8/21/08

* Print the name and title of each signing officer under his or her signature.